Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	$ 242	$ 249
Deferred income tax liabilities	3,149	3,145
Deferred income tax liability	2,907	2,896	$ 2,691
Deferred income tax expense recognized in net earning	(9)	177
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	376	387
Deferred income tax expense recognized in net earning	20	25
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	370	270
Deferred income tax expense recognized in net earning	(98)	(9)
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	161	168
Deferred income tax expense recognized in net earning	(12)	(14)
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	102	107
Deferred income tax expense recognized in net earning	3	3
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	201	227
Deferred income tax expense recognized in net earning	26	55
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	50	51
Deferred income tax expense recognized in net earning	2	7
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	37	59
Deferred income tax expense recognized in net earning	20	(5)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	0	25
Deferred income tax liabilities	72	0
Deferred income tax expense recognized in net earning	25	(5)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax expense recognized in net earning	72	0
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	12	22
Deferred income tax expense recognized in net earning	17	14
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,637	3,647
Deferred income tax expense recognized in net earning	(12)	147
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	471	523
Deferred income tax expense recognized in net earning	(67)	(58)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	36	42
Deferred income tax expense recognized in net earning	$ (5)	$ 17